UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                     FORM 13F
                               FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2007 Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
     Name:             Carderock Capital Management, Inc.
     Address:          2 Wisconsin Circle
                       Suite 510
                       Chevy Chase, MD 20815-7003
     13F File Number:  028-10166

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:                  Gail Yano
Title:                 Compliance Officer
Phone:                 301-951-5288 x104
Signature,             Place,                       and Date of Signing:
Gail Yano              Chevy Chase, Maryland        October 9,2007
Report Type (Check only one.):
                       [X] 13F HOLDINGS REPORT.
                       [ ] 13F NOTICE.
                       [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      97
Form 13F Information Table Value Total:      $136,285

List of Other Included Managers:             None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     1639    17513 SH       SOLE                                      17513
Abbott Laboratories            COM              002824100      831    15505 SH       SOLE                                      15505
Adobe Systems Inc              COM              00724F101     2793    63961 SH       SOLE                                      63961
Aflac                          COM              001055102     2792    48940 SH       SOLE                                      48940
Ametek Inc                     COM              031100100     1356    31370 SH       SOLE                                      31370
Amphenol Corp New Cl A         COM              032095101     1040    26149 SH       SOLE                                      26149
Anadarko Petroleum Corp        COM              032511107      234     4361 SH       SOLE                                       4361
Apache Corporation             COM              037411105     2178    24181 SH       SOLE                                      24181
Aptargroup Inc                 COM              038336103      557    14720 SH       SOLE                                      14720
Automatic Data Proc            COM              053015103      739    16095 SH       SOLE                                      16095
BP PLC Spons Adr               COM              055622104      247     3561 SH       SOLE                                       3561
BankAmerica Corp               COM              060505104     1085    21578 SH       SOLE                                      21578
Becton Dickinson & Co          COM              075887109     2093    25508 SH       SOLE                                      25508
Bright Horizons Family Solutio COM              109195107      250     5842 SH       SOLE                                       5842
C H Robinson Worldwide Inc New COM              12541W209     1413    26024 SH       SOLE                                      26024
Cameron Intl                   COM              13342B105      656     7108 SH       SOLE                                       7108
Canadian National Railway Corp COM              136375102     1172    20553 SH       SOLE                                      20553
Canon Inc. Adr                 COM              138006309     2228    41038 SH       SOLE                                      41038
Caterpillar Inc                COM              149123101     2413    30766 SH       SOLE                                      30766
Church & Dwight Inc            COM              171340102      819    17410 SH       SOLE                                      17410
Cisco Systems                  COM              17275R102      507    15304 SH       SOLE                                      15304
Citrix Systems                 COM              177376100      695    17248 SH       SOLE                                      17248
Clarcor Inc                    COM              179895107     1177    34392 SH       SOLE                                      34392
Cognizant Tech                 COM              192446102      822    10300 SH       SOLE                                      10300
Danaher Corp                   COM              235851102     2118    25608 SH       SOLE                                      25608
Dentsply Intl                  COM              249030107     1280    30743 SH       SOLE                                      30743
Donaldson Company Inc          COM              257651109     1392    33337 SH       SOLE                                      33337
Dover Corp                     COM              260003108      329     6450 SH       SOLE                                       6450
Eaton Vance                    COM              278265103      907    22692 SH       SOLE                                      22692
Ecolab                         COM              278865100     2508    53137 SH       SOLE                                      53137
Emerson Electric Co            COM              291011104     3800    71406 SH       SOLE                                      71406
Expeditors Int'l Wash          COM              302130109     2357    49836 SH       SOLE                                      49836
Exxon Mobil Corp               COM              30231G102     4060    43864 SH       SOLE                                      43864
FPL Group                      COM              302571104      313     5141 SH       SOLE                                       5141
Factset Research System        COM              303075105      506     7378 SH       SOLE                                       7378
Fastenal Co                    COM              311900104     1638    36062 SH       SOLE                                      36062
Fiserv Inc.                    COM              337738108     2397    47122 SH       SOLE                                      47122
Franklin Resources Inc.        COM              354613101      212     1663 SH       SOLE                                       1663
Gardner Denver Inc             COM              365558105      220     5644 SH       SOLE                                       5644
Garmin Ltd                     COM              G37260109     2311    19358 SH       SOLE                                      19358
General Dynamics               COM              369550108     1831    21681 SH       SOLE                                      21681
General Electric Co            COM              369604103      655    15830 SH       SOLE                                      15830
Gilead Sciences Inc            COM              375558103     1090    26668 SH       SOLE                                      26668
Graco Inc                      COM              384109104      278     7104 SH       SOLE                                       7104
Grainger (WW) Inc              COM              384802104     2143    23505 SH       SOLE                                      23505
Harris Corp                    COM              413875105     1707    29537 SH       SOLE                                      29537
Idexx Labs                     COM              45168D104     1952    17814 SH       SOLE                                      17814
Illinois Tool Works            COM              452308109     3567    59809 SH       SOLE                                      59809
Infosys Tech Adr               COM              456788108      815    16848 SH       SOLE                                      16848
Jacobs Engineering Group Inc   COM              469814107     2264    29960 SH       SOLE                                      29960
Johnson & Johnson              COM              478160104     2627    39980 SH       SOLE                                      39980
Johnson Controls               COM              478366107     2703    22889 SH       SOLE                                      22889
Kimco Realty Corp              COM              49446R109      741    16391 SH       SOLE                                      16391
Lowes Cos Inc                  COM              548661107      978    34901 SH       SOLE                                      34901
McCormick & Co                 COM              579780206     1593    44287 SH       SOLE                                      44287
McGraw-Hill Inc                COM              580645109      828    16257 SH       SOLE                                      16257
Mettler Toledo International   COM              592688105      837     8207 SH       SOLE                                       8207
Microchip Technology           COM              595017104      814    22419 SH       SOLE                                      22419
Microsoft Corp                 COM              594918104      373    12674 SH       SOLE                                      12674
Millipore Corp                 COM              601073109      325     4284 SH       SOLE                                       4284
O'Reilly Automotive            COM              686091109     1583    47370 SH       SOLE                                      47370
Omnicom Group                  COM              681919106     2644    54977 SH       SOLE                                      54977
Oskkosh Truck Corp             COM              688239201      688    11101 SH       SOLE                                      11101
Paychex Inc                    COM              704326107     1241    30262 SH       SOLE                                      30262
Praxair Inc                    COM              74005P104     2436    29083 SH       SOLE                                      29083
Procter & Gamble Co            COM              742718109     2683    38140 SH       SOLE                                      38140
Prologis Tr                    COM              743410102      386     5815 SH       SOLE                                       5815
Qualcomm Inc                   COM              747525103     1022    24193 SH       SOLE                                      24193
Quest Diagnostics              COM              74834L100      982    16992 SH       SOLE                                      16992
Questar Corporation            COM              748356102      596    11339 SH       SOLE                                      11339
RPM Inc                        COM              749685103     1205    50319 SH       SOLE                                      50319
Resmed Inc                     COM              761152107     1513    35287 SH       SOLE                                      35287
Rockwell Collins               COM              774341101     1058    14481 SH       SOLE                                      14481
Roper Inds Inc New Com         COM              776696106     1267    19336 SH       SOLE                                      19336
Schlumberger Ltd               COM              806857108      294     2800 SH       SOLE                                       2800
Sigma-Aldrich Corp             COM              826552101     3973    81520 SH       SOLE                                      81520
Staples Inc                    COM              855030102     1872    87125 SH       SOLE                                      87125
Stericycle Inc                 COM              858912108     1998    34958 SH       SOLE                                      34958
Strayer Education Inc          COM              863236105     2110    12510 SH       SOLE                                      12510
Stryker Corp                   COM              863667101     3767    54790 SH       SOLE                                      54790
SunTrust Banks Inc             COM              867914103     1148    15175 SH       SOLE                                      15175
Syngenta Adr                   COM              87160A100      492    11365 SH       SOLE                                      11365
T Rowe Price Assoc             COM              74144T108     1325    23798 SH       SOLE                                      23798
Target Corp                    COM              87612e106      319     5020 SH       SOLE                                       5020
Techne Corporation             COM              878377100      594     9411 SH       SOLE                                       9411
Teva Pharmaceutical            COM              881624209     1894    42581 SH       SOLE                                      42581
Toro Co                        COM              891092108     1340    22775 SH       SOLE                                      22775
Trimble Navigation Ltd         COM              896239100     1402    35749 SH       SOLE                                      35749
United Technologies            COM              913017109     3492    43385 SH       SOLE                                      43385
V F Corp                       COM              918204108     1264    15659 SH       SOLE                                      15659
Valspar Corp                   COM              920355104     1347    49520 SH       SOLE                                      49520
Vornado Realty Trust           COM              929042109      217     1982 SH       SOLE                                       1982
WGL Holdings Inc.              COM              92924f106      255     7519 SH       SOLE                                       7519
Walgreen Co                    COM              931422109     1780    37675 SH       SOLE                                      37675
Zimmer Holdings Inc            COM              98956P102     1252    15455 SH       SOLE                                      15455
Dodge & Cox Stock                               256219106      418 2639.755 SH       SOLE                                   2639.755
Harbor Intl Fund                                411511306      224 3000.114 SH       SOLE                                   3000.114